Note 7 - Short-term Investments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
	As at	As at
	March 31, 2018	March 31, 2017
Fixed income	$-	$23,872
Equities	-	2,383
	$-	$26,255